Organization, Description of Business	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Organization, Description of Business

Note 1. Organization, Description of Business

Fitness Champs Holdings Limited

Fitness Champs Holdings Limited was incorporated in the Cayman Islands on February 15, 2024 under the Companies Act as an exempted company with limited liability. The authorized share capital was US$500,000 divided into 500,000,000 Ordinary shares, par value US$0.001 each at the time of incorporation. The initial one share was transferred to Ms. Lee on the same date for cash at par.

Northen Star

On December 12, 2023, Northen Star was incorporated in the British Virgin Islands with limited liability. Northen Star is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00 each and the initial 1,000 shares were held by Ms. Lee.

Fitness Champs Pte Ltd

Fitness Champs Pte Ltd (“Fitness Champs”) was incorporated in Singapore on December 5, 2012. Fitness Champs is our indirect wholly-owned subsidiary and has an issued share capital of 10,000 shares, all of which are held by Northen Star Limited (“Northen Star”), our direct wholly-owned subsidiary following an internal group reorganization on June 19, 2024, whereby Ms. Lee transferred her entire shareholding interests in Fitness Champs of 10,000 shares to Northen Star. Fitness Champs carries on the business of sports education in the form of swimming lessons provided through government related contracts through Singapore’s national SwimSafer program.

Fitness Champs Aquatics Pte Ltd

Fitness Champs Aquatics Pte Ltd (“Fitness Aquatics”) was incorporated in Singapore on July 15, 2015. Fitness Aquatics is our indirect wholly-owned subsidiary and has an issued share capital of 1,000 shares, all of which is held by Northen Star, our direct wholly-owned subsidiary following an internal reorganization on June 19, 2024, whereby Ms. Lee transferred her entire shareholding interests in Fitness Aquatics of 1,000 shares to Northen Star. Fitness Aquatics provides sports education in the form of private swimming lessons.

Fitness Champs Excellence Sports Academy LLC

Fitness Champs Excellence Sports Academy LLC (“Fitness Academy”) was incorporated in United Arab Emirates on 30 October 2025. Fitness Aquatics is our wholly-owned subsidiary and has an issued share capital of 100 shares, all of which is held by Fitness Champs Aquatics Pte Ltd, our direct wholly-owned subsidiary. Fitness Academy provides sports education in the form of private swimming lessons.

Reorganization

On June 19, 2024, the initial one share of the Company was transferred by Ms. Lee to Big Treasure Investments Limited (“Big Treasure”) and each of Big Treasure, Biostar Developments Limited (“Biostar”), Easy Builder Limited (“Easy Builder”), Creative Path Holdings Limited (“Creative Path”), True Height Limited (“True Height”) and Fuji Investment Limited (“Fuji”) subscribed for 64,717; 4,440; 19,090; 4,900; 1,950; and 4,900 shares respectively for cash at par resulting in Big Treasure, Biostar, Easy Builder, Creative Path, True Height, and Fuji holding approximately 64.72%; 4.44%; 19.09%, 4.90%, 1.95% and 4.90%, respectively, of Fitness Holdings’ entire issued share capital (the “Restructuring”).

On the same day, and contemporaneous with the above transaction, Ms. Lee transferred her entire shareholding interests in Northen Star, being the 951 shares of Northen Star to Fitness Holdings and Fuji transferred its entire shareholding interest in Northen Star (being 49 shares of Northen Star) to Fitness Holdings. The consideration is settled by Fitness Holdings allotting and issuing one share to Big Treasure (as Ms. Lee’s nominee) and one share to Fuji, credited as fully paid. Following such issue, Fitness Holdings issued share capital would be 100,000 shares held as 64,719; 4,440, 19,090; 4,900; 1,950; and 4,901; by Big Treasure, Biostar, Easy Builder, Creative Path, True Height and Fuji, respectively.

On October 2, 2024, the Board of Directors approved a restructuring of the Company’s share capital in connection with its proposed initial public offering. The authorised share capital of the Company, previously consisting of 500,000,000 ordinary shares with a par value of US$0.001 each, was subdivided on a 1:200 basis into 100,000,000,000 ordinary shares of par value US$0.000005 each (the “Share Sub-Division”). Immediately following the Share Sub-Division, the shareholders surrendered an aggregate of 5,000,000 ordinary shares of par value US$0.000005, reducing the Company’s issued share capital from 20,000,000 shares to 15,000,000 shares.

The Restructuring is considered as a merger of entities under common control. Under the guidance in ASC 805, for transactions between entities under common control, the assets, liabilities and results of operations, are recognized at their carrying amounts on the date of the Restructuring, which requires retrospective combination of the Company, Northen Star, Fitness Champs and Fitness Aquatics for all periods presented. The unaudited interim consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including issued shares and earnings per share, which have been revised to reflect the effects of the reorganization as of December 31, 2023.

After the Restructuring, the Company wholly owns Northen Star, which is domiciled in the British Virgin Islands. Northen Star in turn wholly owns Fitness Champs and Fitness Aquatics, which are all incorporated and domiciled in Singapore. The Company is headquartered in Singapore and conducts its operations domestically.

On February 12, 2026, the board of directors approved a 15:1 reverse share split of our issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075.

On March 24, 2026, the board of directors approved a 30:1 reverse share split of our issued and unissued shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of our Company will become US$500,000 divided into (a) 177,777,777.78° class A ordinary shares of a nominal or par value of US$0.00225 each; (b) 22,222,222.22° class B ordinary shares of a nominal or par value of US$0.00225 each; and (c) 22,222,222.22° preferred shares of a nominal or par value of US$0.00225 each. On April 29, 2026, the board of directors have further resolved that the reverse share split will take effect on May 4, 2026.

On April 20, 2026, our board of directors ratified the issuance of an aggregate of 425 Class A Ordinary Shares (12,746 Class A Ordinary Shares prior to giving effect to the subsequent 30-to-1 reverse share split) on March 26, 2026 and March 31, 2026 in connection with the implementation of the 15-to-1 reverse share split, to account for fractional share entitlements arising therefrom, which resulted in an increase in our Class A Ordinary Shares from 18,427 to 18,852.

On April 20, 2026, the Company issued 107,500 Class A Ordinary Shares (3,225,000 Class A Ordinary Shares prior to giving effect to the subsequent 30-to-1 reverse share split) in connection with the completion of an offering pursuant to a registration statement on Form F-1 that went effective on March 27, 2026 (the “April 2026 Offering”).

As of May 12, 2026, the Company had issued an aggregate of 1,153,841 Class A Ordinary Shares pursuant to the exercise of warrants issued in the April 2026 Offering. The warrants were exercised on a non-cash basis and no cash consideration was received by the Company. As of May 12, 2026, the Company had issued an aggregate of 19,198 shares in connection with the implementation of the 30-to-1 reverse share split, to account for fractional share entitlements arising therefrom, which resulted in an increase in our Class A Ordinary Shares from 1,280,193 to 1,299,391.

At an extraordinary general meeting (“EGM”) held on June 29, 2026, our shareholders approved to increase the share capital from US$500,000 divided into (a) 177,777,777.78 Class A Ordinary Shares with a par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares with a par value of US$0.00225 each and (c) 22,222,222.22 Preferred Shares with a par value of US$0.00225 each to US$23,000,000 divided into (a) 10,177,777,777.78 Class A Ordinary Shares with a par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares with a par value of US$0.00225 each and (c) 22,222,222.22 Preferred Shares with a par value of US$0.00225 each by the creation of an additional 10,000,000,000 Class A Ordinary Shares. Further approved at the EGM, our shareholders approved a reverse share split at a ratio of not less than 2 share to 1 and up to 500 to 1 (the “Proposed Share Consolidation”), with the exact ratio to be determined by our board of directors. The board of directors has not taken any further action to implement the Proposed Share Consolidation at this time.

Corporate Structure

Details of the Company and subsidiaries as of June 30, 2026 are set out below:

Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Fitness Champs Holdings Ltd	February 15, 2024	-	Cayman Islands	December 31	Investment holding
Northen Star Limited	December 12, 2023	100	British Virgin Islands	December 31	Investment holding
Fitness Champs Pte Ltd	December 5, 2012	100	Singapore	December 31	Principally engaged in the providing sport of swimming in public schools in Singapore
Fitness Champs Aquatics Pte Ltd	July 15, 2015	100	Singapore	December 31	Principally engaged in the providing sport of swimming for private sector students
Fitness Champs Excellence Sports Academy LLC	October 30, 2025	100	Dubai, United Arab Emirates	December 31	Principally engaged in the providing sport of swimming for private sector students